Annual Total Returns - Class V	12 Months Ended
Dec. 31, 2025
Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	16.25%
Venerable High Yield Fund
Prospectus [Line Items]
Annual Return [Percent]	8.49%
Venerable Strategic Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.87%
Venerable Large Cap Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.30%
Venerable Moderate Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	12.64%